Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income		¥ 5,457	$ 780	¥ 24,175	¥ 21,549
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation of fixed assets and computer parts		7,746	1,108	6,844	7,390
Amortization and impairment of intangible assets		555	79	295	430
Impairment of long-lived assets		16,190	2,315	0	0
Deferred income tax, net		(1,271)	(182)	1,040	(163)
Share-based compensation		3,605	517	4,784	6,345
Allowance for credit losses		1,984	284	1,074	693
Investment and interest income		(7,455)	(1,067)	(2,598)	(3,765)
Amortization of licensed copyrights		6,137	878	7,489	7,088
Amortization and impairment of produced content		6,913	989	5,893	6,549
Impairment of long-term investments and other assets excluding long-lived assets		488	70	630	910
Share of losses (earnings) from equity method investments		(3,196)	(457)	691	3,799
Loss (gain) on disposal of subsidiaries or business				22	(157)
Gain on disposal of fixed assets		(11)	(2)	(44)	(36)
Barter transaction revenue		(450)	(64)	(902)	(418)
Accretion on convertible senior notes and others		261	37	311	332
Other non-cash expenses (income)		2,082	298	(958)	(864)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable		(4,509)	(645)	327	216
Amounts due from related parties		6	1	(220)	(196)
Licensed copyrights		(4,858)	(695)	(6,530)	(6,381)
Produced content		(6,749)	(965)	(7,210)	(6,928)
Other assets		(22,377)	(3,200)	(16,782)	(691)
Customer deposits and deferred revenue		(1,775)	(254)	103	1,645
Accounts payable and accrued liabilities and other non-current liabilities		(1,844)	(264)	2,298	(858)
Deferred income		(99)	(14)	410	273
Amounts due to related parties		157	22	92	(147)
Net cash provided by/ (used in) operating activities		(3,013)	(431)	21,234	36,615
Cash flows from investing activities:
Acquisition of fixed assets		(12,073)	(1,726)	(8,134)	(11,190)
Acquisition of businesses, net of cash acquired		(1,188)	(170)		(115)
Acquisition of intangible assets		(1,344)	(192)	(125)	(105)
Purchases of time deposits and held-to-maturity investments		(160,679)	(22,977)	(225,885)	(198,658)
Maturities of time deposits and held-to-maturity investments		155,700	22,265	224,188	152,877
Purchases of available-for-sale debt investments		(151,448)	(21,657)	(79,022)	(3,335)
Sales and maturities of available-for-sale debt investments		146,788	20,990	74,366	2,155
Purchases of trading investments		(3,405)	(487)	(15)
Purchases of equity investments		(646)	(92)	(795)	(1,487)
Proceeds from disposal of equity investments		3,936	563	6,697	6,884
Loans provided to third parties		(813)	(116)	(2,427)	(1,472)
Loans provided to related parties		(100)	(14)	(38)	(1)
Repayment from loans provided to third parties				112
Repayment from loans provided to related parties					3,946
Return of equity method investments		29	4	2,536
Other investing activities		107	15	(13)	104
Net cash used in investing activities		(25,136)	(3,594)	(8,555)	(50,397)
Cash flows from financing activities:
Proceeds from short-term loans		11,996	1,715	22,454	15,928
Repayments of short-term loans		(15,035)	(2,150)	(22,039)	(11,026)
Proceeds from long-term loans		3,450	493	1,120	130
Repayments of long-term loans		(547)	(78)	(16)	(31)
Repayment of loans borrowed from related parties					(3,477)
Proceeds from issuance of long-term notes, net of issuance costs		28,708	4,105
Repayments of long-term notes		(7,955)	(1,138)	(6,142)	(7,296)
Proceeds from issuance of convertible senior notes, net of issuance costs		2,490	356		4,415
Repayments or redemption of convertible senior notes		(2,814)	(402)	(2,914)	(11,736)
Proceeds from issuance of subsidiaries' shares				41	3,461
Repurchase of ordinary shares		(5,536)	(792)	(6,324)	(4,764)
Proceeds from exercise of share options		93	13	47	103
Proceeds from issuance of redeemable noncontrolling interests		2,370	339	615	351
Acquisition of redeemable noncontrolling interests and noncontrolling interests in subsidiaries				(825)
Proceeds from other financing activities		243	36	339
Repayments of other financing activities		(321)	(46)	(115)	(220)
Net cash provided by/ (used in) financing activities		17,142	2,451	(13,759)	(14,162)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(751)	(107)	95	282
Net decrease in cash, cash equivalents and restricted cash		(11,758)	(1,681)	(985)	(27,662)
Cash, cash equivalents and restricted cash at the beginning of the year		36,589	5,232	37,574	65,236
Cash, cash equivalents and restricted cash at the end of the year		24,831	3,551	36,589	37,574
Supplemental disclosures:
Interest paid		2,007	287	2,237	2,764
Income taxes paid	[1]	3,254	465	3,684	3,666
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities		1,638	234	1,819	1,310
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		24,606	3,519	24,832	25,231
Restricted cash		225	32	11,697	11,503
Long-term restricted cash				60	840
Cash, cash equivalents and restricted cash at the end of the year		¥ 24,831	$ 3,551	¥ 36,589	¥ 37,574

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB3.2 billion (US$461 million) in Chinese mainland, and RMB27 million (US$4 million) in jurisdictions outside Chinese mainland.